Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Original Cost [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		$ 24,853
Original Cost [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		23,743
Original Cost [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		542
Original Cost [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		507
Original Cost [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		18
Original Cost [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Original Cost [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		21
Original Cost [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		21
Retained Earnings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		4,456
Retained Earnings [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		3,694
Retained Earnings [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		251
Retained Earnings [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		456
Retained Earnings [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		17
Retained Earnings [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Retained Earnings [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		19
Retained Earnings [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		18
Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		20,397
Assets, Total [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		20,049
Assets, Total [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		291
Assets, Total [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		51
Assets, Total [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		1
Assets, Total [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net
Assets, Total [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		2
Assets, Total [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net		$ 3
Original Cost 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 32,827
Original Cost 1 [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	531
Original Cost 1 [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	497
Original Cost 1 [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	18
Original Cost 1 [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Original Cost 1 [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	21
Original Cost 1 [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	20
Original Cost 1 [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	31,739
Retained Earnings 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	5,452
Retained Earnings 1 [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	280
Retained Earnings 1 [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	466
Retained Earnings 1 [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	17
Retained Earnings 1 [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Retained Earnings 1 [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	20
Retained Earnings 1 [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	19
Retained Earnings 1 [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	4,649
Assets Total 1 [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	27,375
Assets Total 1 [Member] | Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	251
Assets Total 1 [Member] | Plant and Machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	31
Assets Total 1 [Member] | Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Assets Total 1 [Member] | Motor Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment net
Assets Total 1 [Member] | Software
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Assets Total 1 [Member] | Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	1
Assets Total 1 [Member] | Bearer Plant
Property, Plant and Equipment [Line Items]
Property, plant and equipment net	$ 27,090